Debt and borrowings (Details)						6 Months Ended	12 Months Ended
	Jul. 07, 2023 MXN ($)	Mar. 31, 2022 MXN ($)	Aug. 31, 2021 MXN ($)	Aug. 30, 2021 MXN ($)	Mar. 10, 2020	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Sep. 13, 2023 USD ($)	Sep. 12, 2023 MXN ($)	Jul. 10, 2023 MXN ($)	Jul. 05, 2023 MXN ($)	Jun. 30, 2023 MXN ($)	Mar. 31, 2023 MXN ($)	May 30, 2022 MXN ($)	Apr. 05, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 MXN ($)	Sep. 20, 2020 MXN ($)	Jul. 30, 2020 MXN ($)	Dec. 31, 2018 MXN ($)
Debt and Borrowings [Line Items]
Credit line		$ 449.8695	$ 809.01			$ 380,000,000	$ 380,000,000			$ 950,000	$ 950,000,000					$ 200.000		$ 0.800000				$ 400.000
Bond issuance	$ 813,974,000					810.197	810.197					$ 810.197
Bond amount	$ 313,374,000
Percentage of paying interest	12.41%
Banxico plus percentage	0.90%			0.40%
Interest pay	$ 500,000,000			$ 1,000,000,000
Percentage of fixed rate	11.23%			8.35%
Maturity terms		5 years
Global payment percentage		30.00%
Amount of loan												324.8695
Long term debt						150.0000	150.0000
Short-term loans						550.000	550.000
Cash						188.498	188.498		$ 37,692,000										$ 39,579,000
Issuance costs						504.47
Total amount			588.300	$ 1,500,000,000
Sustainability bonds				$ 500,000,000
Sustainability bonds percentage				5.15%
Sustainability bonds rate plus				0.40%
Secured loan			521.449
Additional loan			181.72			4,498,695,000	4,498,695,000
Description of loans					Betterware entered into a current account credit line agreement with HSBC México, S.A., for an amount of MX$50,000, with provisions by means of promissory notes specifying payment of principal and interest. BLSM is jointly liable for this credit. On May 4, 2020, the first amendment agreement was signed, in which the amount of the credit line was increased to MX$150,000. The maturity date of this credit line is March 24, 2024, and it bears interest at the TIIE rate plus 200 basis points. During the years 2023, 2022 and 2021, Betterware received MX$300,000, MX$620,000 and MX$20,000, respectively, which, as of December 31, 2023, 2022 and 2021, had been paid.
Paid amount							1,555,020,000	$ 450,010,000
Total borrowings																					$ 195.000
Payments to secured credit line						$ 521.449	521.449
Liquidated totality			521,449,000
Fair value of debt							$ 514.5691	648.9926	$ 149.9867
Description long-term debt line of credit							The long-term debt of the credit line with HSBC contains the following financial obligations: a)A leverage ratio less than or equal to 3.00. b)A debt service coverage ratio equal to or greater than 1.25.
Long-term debt							The long-term debt of the syndicated credit line contained the following financial obligations: a)A leverage ratio equal to or less than 3.00. b)A debt service coverage ratio equal to or greater than 1.25. c)A minimum stockholders’ equity equivalent to 90% of stockholders’ equity at the close of the last immediately preceding fiscal year.
BBVA [Member]
Debt and Borrowings [Line Items]
Credit line												$ 150.0000	$ 150.0000				$ 0.400000			$ 75,000,000
Principal payments														$ 250,000,000	$ 250.000
Interest rate																				7.50%
Bottom of Range [Member]
Debt and Borrowings [Line Items]
Maturity term	4 years
Maturity terms				4 years
Interest rate						1.00%	1.00%
Bottom of Range [Member] | BBVA [Member]
Debt and Borrowings [Line Items]
Interest rate						1.00%	1.00%
Top of Range [Member]
Debt and Borrowings [Line Items]
Maturity term	7 years
Maturity terms				7 years
Interest rate						1.00%	1.00%
Top of Range [Member] | BBVA [Member]
Debt and Borrowings [Line Items]
Interest rate						3.50%	3.50%
BWM and JAFRA [Member]
Debt and Borrowings [Line Items]
Short-term loans						$ 150.000	$ 150.000
HSBC [Member]
Debt and Borrowings [Line Items]
Short-term loans						500.00	500.00
Banamex [Member]
Debt and Borrowings [Line Items]
Credit line			486.79
Banamex- Unsecured Credit Line [Member]
Debt and Borrowings [Line Items]
Credit line						400,000,000	400,000,000	50,000,000
BWM [Member]
Debt and Borrowings [Line Items]
Credit line						250.000	250.000
Betterware [Member]
Debt and Borrowings [Line Items]
Credit line						900,000,000	900,000,000	250,000,000
BBVA-Credit line [Member]
Debt and Borrowings [Line Items]
Amount of loan						$ 1,855,020,000	$ 1,855,020,000	$ 450,010,000
BBVA-Credit line [Member] | Bottom of Range [Member]
Debt and Borrowings [Line Items]
Interest rate						1.00%	1.00%
BBVA-Credit line [Member] | Top of Range [Member]
Debt and Borrowings [Line Items]
Interest rate						1.25%	1.25%
BBVA-Simple Credit Line [Member]
Debt and Borrowings [Line Items]
Liquidated totality			$ 486.79